Description Of The Business	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Description Of The Business [Abstract]
Description Of The Business

1. Description of Business

               Acadia Healthcare Company, Inc. (hereinafter referred to as "Acadia" or the "Company") was formed in October 2005 as a limited liability company under the provisions of the Delaware Limited Liability Act (the "Act"). On May 13, 2011, the Company was converted to a C-corporation registered as Acadia Healthcare Company, Inc. Until November 1, 2011, the Company was a wholly-owned subsidiary of Acadia Healthcare Holdings, LLC (hereafter referred to as "Holdings" or the "Member"). The Company's principal business is to develop and operate inpatient psychiatric facilities, residential treatment centers, group homes, substance abuse facilities and facilities providing outpatient behavioral health services to better serve the behavioral health and recovery needs of communities throughout the United States.

1. Description of the Business

               Acadia Healthcare Company, LLC (hereinafter referred to as Acadia or the Company) was formed on October 24, 2005 as a limited liability company under the provisions of the Delaware Limited Liability Act (the Act). The Company is a wholly-owned subsidiary of Acadia Healthcare Holdings, LLC (hereafter referred to as Holdings or the Member). The Company's principal business is to develop and operate acute psychiatric hospitals (IPF), residential treatment centers (RTC) and substance abuse facilities to better serve the behavioral health and recovery needs of the communities throughout the United States.